SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
23.	SEGMENT AND GEOGRAPHIC INFORMATION

From June 2015, the Company announced that it has successfully transitioned from a traditional seed company to a biotechnology seed company and is now organized into two business lines: Biotech & Product Development and Seed Production & Distribution. The Company’s reportable segments are strategic business units that require different technology and marketing strategies and offer different products and services. The primary income (loss) measure used for assessing segment performance and making operating decisions is income (loss) from operations (i.e., earnings before non-operating income (expenses), interest and income taxes). The Company’s chief operating decision maker, the Chief Executive Officer, receives and reviews the results of the operations of each separate segment, assesses and manages their performance and makes decisions based on the measures of revenues, cost of revenues, gross profit, operating expenses, net and income (loss) from operations. Other than the information provided below, the Company’s chief operating decision maker does not use any other measures by segments.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices. Following a change in the identification of the Company’s reportable segments as aforementioned, the Company has also presented the corresponding items of segment information for the years ended September 30, 2013 and 2014 for comparative purposes.

Net revenues, income (loss) from operations and total assets of the Company’s reportable segments are as follows:

	Year ended September 30,
	2013	2014	2015
	RMB	RMB	RMB
Segment net revenues
Seed Production & Distribution	481,694	414,891	376,250
Biotech & Product Development	10,079	3,250	3,257
Segment total net revenues	491,773	418,141	379,507
Inter-segment sales eliminations	(10,079)	(3,250)	(3,257)
Reconciliation to consolidated revenues	481,694	414,891	376,250

Segment operating income(loss)
Seed Production & Distribution	51,831	10,691	38,709
Biotech & Product Development	(21,141)	(24,328)	(26,501)
Total segment operating income(loss)	30,690	(13,637)	12,208

Less: Unallocated corporate operating expenses, net	12,527	10,842	10,868
Reconciliation to consolidated income (loss) from operations	18,163	(24,479)	1,340

	September 30,
	2014	2015
	RMB	RMB
Segment identifiable assets:
Seed Production &Distribution	981,896	916,088
Biotech & Product Development	204,420	187,223
Segment totalidentifiable assets	1,186,316	1,103,311
Receivables elimination	(121,446)	(117,482)
Reconciliation to consolidated total assets	1,064,870	985,829

Supplemental disclosures of segment information:

	Year ended September 30,
	2013	2014	2015
	RMB	RMB	RMB
Segment depreciation and amortization
Seed Production & Distribution	27,206	27,567	29,668
Biotech &Product Development	958	957	879
Reconciliation to consolidated depreciation and amortization	28,164	28,524	30,547

Segment capital expenditure to long-lived assets
Seed Production & Distribution	66,348	22,615	20,531
Biotech & Product Development	1,255	-	-
Reconciliation to consolidated expenditure on the purchase of plant and equipment, land use rights and intangible assets	67,603	22,615	20,531

As we primarily generate our revenues from customers in the PRC, and all of our sales and all of our identifiable assets are located in the PRC, no geographical segments are presented.